Other Income (Expense), Net (Tables)	12 Months Ended
Dec. 31, 2011
Other Income and Expenses [Abstract]
Other income (expense), net

	Year Ended December 31,
	2011	2010	2009
Interest income	$0.2	$0.3	$0.1
Unrealized gains (losses) on financial derivatives [1]	4.0	(4.9)	—
All other, net	0.1	0.4	(0.2)
Other non-operating income (expense), net	$4.3	$(4.2)	$(0.1)
____________

[1]	See “Derivative Financial Instruments” in Note 1 for a discussion of accounting policy for such instruments.